Other Gains and Losses - Summary of Other Gains And Losses Table (Detail) - ARS ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Analysis of income and expense [abstract]
Gain on disposal of Property, plant and equipment	$ 5,799,175	$ 31,315,437	$ 3,909,421
Donations	(15,420,542)	(14,347,944)	(11,153,019)
Technical assistance and services provided	856,198	8,154,147	559,258
Gain on tax credits acquired	2,048,779	3,872,647	3,456,071
Canon recovery - Ferrosur Roca S.A. (Note 39)		84,441,612
Contingencies	(17,875,923)	(3,472,583)	(9,027,709)
Result from U.E.P.F.P. - Ferrosur Roca S.A. (Note 38)	8,259,698		46,505,630
Service fee from ADS Depositary bank	69,254,438
Leases	22,265,721	16,980,577	9,143,605
Miscellaneous	3,462,997	(3,092,497)	6,683,574
Total	$ 78,650,541	$ 123,851,396	$ 50,076,831